SEGMENTED INFORMATION - Reconciliation of Total FFO (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Segments [Abstract]
Net income	$ 4,551	$ 3,338
Realized disposition gains in fair value changes or prior periods	1,116	766
Non-controlling interests in FFO	(4,964)	(2,917)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items	856	458
Fair value changes	(421)	130
Depreciation and amortization	2,345	2,020
Deferred income taxes	327	(558)
Total FFO	$ 3,810	$ 3,237